Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Deferred Taxes Movement
The sources of deferred tax assets and liabilities from temporary differences recognized at December 31, 2017 and 2016 are as follows:

Millions of euros	12/31/2017	12/31/2016
Goodwill and intangible assets	1,044	1,347
Property, plant and equipment	1,139	1,243
Personnel commitments	1,562	1,665
Provisions	1,079	1,134
Investments in subsidiaries, associates and other shareholdings	4	—
Inventories and receivables	301	356
Other	746	1,154
Total deferred tax assets for temporary differences	5,875	6,899
Deferred tax assets and liabilities offset	(2,689)	(2,910)
Total deferred tax assets for temporary differences registered in the statement of financial position	3,186	3,989

Millions of euros	12/31/2017	12/31/2016
Goodwill and intangible assets	2,192	2,308
Property, plant and equipment	1,168	1,190
Personnel commitments	35	34
Provisions	42	31
Investments in subsidiaries, associates and other shareholdings	1,015	1,299
Inventories and receivables	53	85
Other	329	358
Total deferred tax liabilities for temporary differences	4,834	5,305
Deferred tax assets and liabilities offset	(2,689)	(2,910)
Total deferred tax liabilities for temporary differences registered in the statement of financial position	2,145	2,395

Millions of euros	12/31/2017	12/31/2016
Tax credits for loss carryforwards	2,776	2,513
Unused tax deductions	1,858	1,727
Deferred tax assets for temporary differences	3,186	3,989
Total deferred tax assets	7,820	8,229
In the majority of cases, realization of the Group’s deferred tax assets and liabilities depends on the future activities carried out by the different companies, on tax regulations in the different countries in which these companies operate, and on the strategic decisions affecting the companies. Under the assumptions made, the estimated realization of deferred tax assets and liabilities recognized in the consolidated statement of financial position at December 31, 2017 is as follows:

Millions of euros	Total	Less than 1 year	More than 1 year
Deferred tax assets	7,820	922	6,898
Deferred tax liabilities	2,145	(86)	2,231
The movements in Tax credits for loss carryforwards in the Telefónica Group in 2017 and 2016 are as follows:

Location of the company (Millions of euros)	Balance at 12/31/2016	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2017
Spain	1,617	—	(114)	(1)	(2)	1,500
Germany	550	82	(160)	—	—	472
Hispanoamérica	321	675	(53)	—	(144)	799
Other countries	25	—	(20)	—	—	5
Total tax credits for loss carryforwards	2,513	757	(347)	(1)	(146)	2,776

Location of the company (Millions of euros)	Balance at 12/31/2015	Additions	Reversals	Perimeter changes	Translation differences and other	Balance at 12/31/2016
Spain	2,520	2	(866)	—	(39)	1,617
Germany	413	226	(89)	—	—	550
Hispanoamérica	192	157	—	—	(28)	321
Other countries	24	6	(2)	—	(3)	25
Total tax credits for loss carryforwards	3,149	391	(957)	—	(70)	2,513
The movements in deferred taxes in the Telefónica Group in 2017 and 2016 are as follows:

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2016	8,229	2,395
Additions	1,702	579
Disposals	(1,711)	(413)
Transfers	(196)	(391)
Translation differences and hyperinflation adjustments	(211)	(70)
Company movements and others	7	45
Balance at December 31, 2017	7,820	2,145

Millions of euros	Deferred tax assets	Deferred tax liabilities
Balance at December 31, 2015	8,675	2,550
Additions	2,141	327
Disposals	(2,325)	(519)
Transfers	(194)	(12)
Translation differences and hyperinflation adjustments	(28)	14
Company movements and others	(40)	35
Balance at December 31, 2016	8,229	2,395

Million of euros	Total	Less than 1 year	More than 1 year
Tax loss carryforwards generated in the tax group	8,077	237	7,840
Tax loss carryforwards generated before consolidation in the tax group	3,055	—	3,055

Schedule of Tax Payables and Receivables
Current tax payables and receivables at December 31, 2017 and 2016 are as follows:

Millions of euros	Balance at 12/31/2017	Balance at 12/31/2016
Taxes payable
Tax withholdings	154	81
Indirect taxes	1,030	1,086
Social security	151	157
Current income taxes payable	580	486
Other	426	522
Total	2,341	2,332

Millions of euros	Balance at 12/31/2017	Balance at 12/31/2016
Tax receivables
Indirect tax	618	790
Current income taxes receivable	618	601
Other	139	142
Total	1,375	1,533

Schedule of Reconciliation of Book Profit before Taxes on Taxable Income
The reconciliation between book profit before tax and the income tax expense from continuing operations for 2017, 2016 and 2015 is as follows:

Millions of euros	2017	2016	2015
Accounting profit before tax	4,597	3,245	906
Tax expense at prevailing statutory rate	1,310	897	209
Permanent differences	(186)	(42)	177
Changes in deferred tax charge due to changes in tax rates	19	1	(8)
(Capitalization)/reversal of tax deduction and tax relief	(79)	(762)	453
(Capitalization)/reversal of loss carryforwards	(123)	714	(1,200)
(Increase)/decrease in tax expense arising from temporary differences	157	(8)	72
Other	121	46	452
Income tax expense	1,219	846	155
Breakdown of current/deferred tax expense
Current tax expense	968	1,012	1,753
Deferred tax expense / (benefit)	251	(166)	(1,598)
Total income tax expense	1,219	846	155